SEGMENT DATA	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENT DATA

13. SEGMENT DATA

The Company has organized its operations into four operating segments. The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The company shows the financial operation and asset according to four business segments:

(a) Education and training business projects include: education training, financial management consulting, economic information consulting, electronic commerce operation, database management, sporting goods, crafts, arts and electronic product sales;

(b) Media’s business projects include: cultural exchange event planning; conference planning; corporate image planning; marketing planning; exhibition planning; stage lighting, audio equipment, display equipment, and technology development and sales, leasing, and door-to-door integration of multimedia teaching systems Installation, on-site maintenance, etc.

(c) Consulting services business projects include: education information consulting, enterprise management consulting, cultural activity planning, meeting planning, enterprise image planning, marketing planning, research and development of educational software technology and so on.

(d) Human resources outsourcing service revenue projects include: HR Technology + Platform + Service” utilizes HR technology to build an HR platform that will provide payroll, personnel recruitment, labor dispatch, flexible employment, fiscal and tax planning and legal HR consultation through a mobile app and SDYL’s website.

Specific structure information in 2023 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	505,272	551,424	132,124	182,302	1,371,122
Intersegment revenue	-	-	-	-	-
Interest income	42	2	21	95	160
Interest expense	1,257	238	3,237	201	4,933
Depreciation and amortization	6,512	-	190	45	6,747
Gross profit	485,216	320,908	131,096	181,203	1,118,423
Segment profit margin	35%	23%	10%	13%	81%
Operating income (loss)	(144,964)	214,695	(195,594)	128,971	3,108
Segment assets	577,840	643,107	1,115,875	309,642	2,646,464
Expenditures for segment assets	8,688	-	-	-	8,688

Specific structure information in 2022 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	796,257	292,273	17,698	121	1,106,349
Intersegment revenue	-	-	-	-	-
Interest income	122	2	10	27	161
Interest expense	1,876	260	2,957	51	5,144
Depreciation and amortization	15,028	-	366	-	15,394
Gross profit	619,619	200,503	17,698	121	837,941
Segment profit margin	56%	18%	2%	0	76%
Operating income (loss)	(9,594)	96,701	(343,756)	（9,137）	(265,786)
Segment assets	749,015	444,895	207,487	88,506	1,489,903
Expenditures for segment assets	3,369	-	-	-	3,369